CONVERTIBLE NOTES PAYABLE	12 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 7 - CONVERTIBLE NOTES PAYABLE

The convertible notes are convertible into shares of the Company’s common stock at a fixed conversion price equal to the lesser of the fixed conversion price of $0.002, or seventy five percent (75%) of the average of the closing bid price of the common stock as reported by Bloomberg LP for the principal market for the 5 trading days preceding the conversion date.

On November 2, 2014, the holder of convertible note informed the Company that it will no longer be seeking repayment of $25,908. The Company recorded the forgiveness of the debt and related derivative liability as additional paid-in capital.

The following table summarizes the convertible promissory notes movement of fiscal 2015 and 2014:

Balance at June 30, 2013	$340,727
Convertible notes issued	—
Convertible notes converted	(314,819)
Total	25,908
Less: debt discount	—
Balance at June 30, 2014	$25,908